Regulatory Matters (Schedule of Actual and Required Regulatory Capital Amounts and Ratios of Company and Bank) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	$ 585,874	$ 499,055
Total capital (to risk-weighted assets), Actual, Ratio	19.36%	18.93%
Total capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	242,120	210,950
Total capital (to risk-weighted assets), Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	302,650	263,688
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	548,054	466,017
Tier 1 capital (to risk-weighted assets), Actual, Ratio	18.11%	17.67%
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	121,060	105,475
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	181,590	158,213
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	6.00%	6.00%
Tier 1 leverage (to average assets), Actual Amount	548,054	466,017
Tier 1 leverage (to average assets), Actual Ratio	14.40%	12.06%
Tier 1 leverage (to average assets), Required For Capital Adequacy Purpose, Amount	114,199	115,934
Tier 1 leverage (to average assets), Required, For Capital Adequacy Purpose, Ratio	3.00%	3.00%
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	190,332	193,223
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	573,926	478,690
Total capital (to risk-weighted assets), Actual, Ratio	18.95%	18.23%
Total capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	242,263	210,068
Total capital (to risk-weighted assets), Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	302,829	262,585
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	536,084	445,789
Tier 1 capital (to risk-weighted assets), Actual, Ratio	17.70%	16.98%
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	121,132	105,034
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	181,697	157,551
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	6.00%	6.00%
Tier 1 leverage (to average assets), Actual Amount	536,084	445,789
Tier 1 leverage (to average assets), Actual Ratio	14.13%	11.58%
Tier 1 leverage (to average assets), Required For Capital Adequacy Purpose, Amount	113,812	115,508
Tier 1 leverage (to average assets), Required, For Capital Adequacy Purpose, Ratio	3.00%	3.00%
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 189,687	$ 192,514
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	5.00%	5.00%